Commitments and Contingencies (Details)				3 Months Ended	12 Months Ended
	Feb. 18, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 06, 2022 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 04, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 m²	Feb. 28, 2021 ft²
Commitments and Contingencies (Details) [Line Items]
Area of laboratory space subject to lease | m²									11,011
Security deposit required to maintain					$ 5,564
Operating lease term					1 year
Common stocks transferred (in Shares) | shares						245,019
Interest incurred				$ 14,383
Total expense incurred for upfront, monthly and interest payments				208,440
Total cash paid for upfront, monthly and interest payments under finance agreement				313,857
Future minimum annual obligations during remainder of fiscal year 2022				$ 520,999
Unpaid banking advisory fees	$ 2,700,000
Unpaid banking advisory fees in form of equity	2,600,000
Transaction expenses	8,500,000
Deferred underwriting fees	$ 1,500,000
Petra Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares purchased (in Shares) | shares			432,072
Convertible Debt [Member]
Commitments and Contingencies (Details) [Line Items]
Fixed annual interest rate						10.00%
Convertible Debt [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument face amount						$ 2,500,000
Convertible Debt [Member] | Petra Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares purchased (in Shares) | shares			245,019
Original Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Area of laboratory space subject to lease									2,140	2,140
Security deposit required to maintain								$ 5,564
Future minimum lease payments					$ 70,313			$ 70,313
Operating lease, weighted-average discount rate				7.73%	7.73%
Rent expense				$ 15,067	$ 55,246
First Amendment [Member]
Commitments and Contingencies (Details) [Line Items]
Future minimum lease payments				$ 51,578	$ 51,578		$ 51,578
Premium Finance Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Debt instrument face amount		$ 825,000
Fixed annual interest rate		3.57%
Monthly payable amount		$ 9,856
Monthly payments		$ 74,428
Debt instrument maturity date		Oct. 10, 2022
Upfront payment due		$ 165,000